U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income
Other income	$ 569	$ 743	$ 1,011
Expense
Interest expense	1,681	2,138	2,516
Other expense	1,695	1,957	1,914
Income before income taxes	7,764	7,726	6,629
Applicable income taxes	2,032	2,236	1,841
Net income attributable to U.S. Bancorp	5,836	5,647	4,872
Parent Company [Member]
Income
Interest from subsidiaries	118	96	101
Other income	66	149	134
Total income	6,293	499	1,742
Expense
Interest expense	325	393	425
Other expense	81	122	79
Total expense	406	515	504
Income before income taxes	5,887	(16)	1,238
Applicable income taxes	(88)	(85)	(83)
Income of parent company	5,975	69	1,321
Equity in undistributed income (losses) of subsidiaries	(139)	5,578	3,551
Net income attributable to U.S. Bancorp	5,836	5,647	4,872
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	6,100	250	1,500
Non-bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 9	$ 4	$ 7